SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                                -----------------

                         DWS Dreman Mid Cap Value Fund
                         DWS Dreman Small Cap Value Fund

The following information revises similar disclosure for each of the above listed funds in "The Portfolio Managers" section of the prospectuses.

DWS Dreman Small Cap Value Fund:

The following people handle the day-to-day management of the fund.

  David N. Dreman                        Mark Roach
  Chairman and Chief Investment          Co-Lead Portfolio Manager, effective
  Officer of Dreman Value Management,    November 28, 2006.
  L.L.C. and Co-Lead Portfolio            o Joining Dreman Value Management
  Manager.                                  L.L.C. in November 2006 as a
   o Began investment career in 1957.       Managing Director
   o Joined the fund team in 2002.          and Portfolio Manager
   o Founder, Dreman Value                  of Small and Mid Cap products.
     Management, L.L.C.                   o Prior to that, Portfolio Manager at
                                            Vaughan Nelson Investment
                                            Management, managing a small cap
  Nelson Woodard                            product from 2002 through 2006;
  Co-Lead Portfolio Manager through         security analyst from 1997 to 2001
  December 31, 2006.                        for various institutions including
   o Began investment career in 1985.       Fifth Third Bank, Lynch, Jones
   o Joined the fund team in 2002.          & Ryan and USAA.
   o Mr. Woodard rejoined Dreman          o BS, Baldwin Wallace College; MBA,
     Value Management, L.L.C. in 2001       University of Chicago.
     after serving as a Managing
     Director of the Firm from 1997
     to 2000. He is currently a
     Managing Director and Senior
     Portfolio Manager with the Firm.
     From 2000 through 2001,
     Mr. Woodard was Vice President
     of Asset Allocation and
     Quantitative Analysis at
     Prudential Investments.
     Mr. Woodard received a BA in
     Mathematics and Economics, MA in
     Economics and a Ph.D. in
     Econometrics and Public Finance
     from the University of Virginia.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

November 15, 2006
DVF1-3601

DWS Dreman Mid Cap Value Fund:

The following people handle the day-to-day management of the fund.

  David N. Dreman                        Nelson Woodard
  Chairman and Chief Investment          Co-Lead Portfolio Manager through
  Officer of Dreman Value Management,    December 31, 2006.
  L.L.C. and Co-Lead Portfolio            o Began investment career in 1985.
  Manager.                                o Mr. Woodward rejoined Dreman Value
   o Began investment career in 1957.       Management, L.L.C. in 2001 after
   o Joined the fund team in 2005.          serving as a Managing Director of
   o Founder, Dreman Value                  the Firm from 1997 to 2000. He is
     Management, L.L.C.                     currently a Managing Director and
  F. James Hutchinson                       Senior Portfolio Manager with the
  Co-Lead Portfolio Manager.                Firm. From 2000 through 2001, Mr.
   o Joined Dreman Value Management,        Woodward was Vice President of
     L.L.C. in 2000.                        Asset Allocation and Quantitative
   o Executive Vice President               Analysis at Prudential Investments.
     responsible for Marketing.             Mr. Woodward received a BA in
   o Member of Investment Policy            Mathematics and Economics and a
     Committee.                             Ph.D. in Econometrics and Public
   o Prior to joining Dreman Value          Finance from the University of
     Management, L.L.C., 30 years of        Virginia.
     experience in finance and
     trust/investment management         Mark Roach
     with the Bank of New York.          Co-Lead Portfolio Manager, effective
                                         November 28, 2006.
                                          o Joining Dreman Value Management
                                            L.L.C. in November 2006
                                            as a Managing Director and
                                            Portfolio Manager of Small and
                                            Mid Cap products.
                                          o Prior to that, Portfolio Manager at
                                            Vaughan Nelson Investment
                                            Management, managing a small cap
                                            product from 2002 through 2006;
                                            security analyst from 1997 to 2001
                                            for various institutions including
                                            Fifth Third Bank, Lynch, Jones
                                            & Ryan and USAA.
                                          o BS, Baldwin Wallace College; MBA,
                                            University of Chicago.









               Please Retain This Supplement for Future Reference



November 15, 2006
DVF1-3601